FINANCIAL AND CAPITAL RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	$ 28,901	$ 5,902	$ 5,115